Trade and Other Payables (Details) - Schedule of aging analysis of trade payables - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Payables (Details) - Schedule of aging analysis of trade payables [Line Items]
Trade payables	$ 297,033	$ 276,719
Current [Member]
Trade and Other Payables (Details) - Schedule of aging analysis of trade payables [Line Items]
Trade payables	294,938	275,569
Past due for less than 4 months [Member]
Trade and Other Payables (Details) - Schedule of aging analysis of trade payables [Line Items]
Trade payables	2,046	1,103
Past due for over 4 months [Member]
Trade and Other Payables (Details) - Schedule of aging analysis of trade payables [Line Items]
Trade payables	$ 49	$ 47